DEFERRED GOVERNMENT GRANT (Tables)	12 Months Ended
Dec. 31, 2013
DEFERRED GOVERNMENT GRANT
Schedule of deferred government grant
	December 31,
	2012	2013
	RMB’000	RMB’000	US$’000

Beginning	—	3,360	555
Received	3,360	21,000	3,469
Recognized as income during the year	—	—	—

Ending	3,360	24,360	4,024

Recognize in one year	—	24,360	4,024